UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06024

THE INDONESIA FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2005 to September 30, 2005

Item 1:   Schedule of Investments

The Indonesia Fund, Inc.

Schedule of Investments - September 30, 2005 (unaudited)

Description	No. of Shares/Units	Value
EQUITY OR EQUITY-LINKED SECURITIES-94.23%

Indonesia-85.18%

Automotive-7.76%
PT Astra International Tbk	3,681,461	$3,498,860

Banks-14.70%
PT Bank Central Asia Tbk	7,802,500	2,622,023
PT Bank Danamon Indonesia Tbk	2,113,000	828,221
PT Bank Internasional Indonesia Tbk	42,733,000	668,070
PT Bank Pan Indonesia Tbk	8,819,000	416,711
PT Bank Rakyat Indonesia	7,965,000	2,094,821
		6,629,846

Building & Construction-Miscellaneous-0.67%
PT Adhi Karya Tbk	5,657,000	302,748

Building Products-Cement/Aggregate-1.87%
PT Indocement Tunggal Prakarsa Tbk †	2,985,000	843,299

Coal Mining & Steel-5.19%
PT Bumi Resources Tbk	26,693,000	2,339,274

Food & Kindred Products-0.46%
PT Indofood Sukses Makmur Tbk	2,911,000	206,514

Gas-Distribution-4.81%
PT Perusahaan Gas Negara	5,339,500	2,169,966

Machinery-Construction & Mining-4.23%
PT United Tractors Tbk	5,044,200	1,906,076

Medical-Drugs-2.36%
PT Kalbe Farma Tbk	9,690,800	802,199
PT Tempo Scan Pacific Tbk	448,500	261,640
		1,063,839

Oil Exploration & Production-5.88%
PT Energi Mega Persada Tbk	11,616,000	892,569
PT Medco Energi Internasional Tbk	5,008,000	1,761,228
		2,653,797

Real Estate Operations/Development-0.89%
PT Summarecon Agung Tbk	5,572,000	400,986

Retail-Computer Equipment-1.62%
PT Multipolar Corporation Tbk †	50,000,000	728,863

Retail-Major Department Stores-4.60%
PT Matahari Putra Prima Tbk	11,668,000	954,138
PT Mitra Adiperkasa Tbk	5,728,000	609,677
PT Ramayana Lestari Sentosa Tbk	6,746,000	511,486
		2,075,301

Rubber-Tires-2.19%
PT Gajah Tunggal Tbk †	18,145,000	989,092

Soap & Cleaning Preparation-1.47%
PT Unilever Indonesia Tbk	1,678,000	665,134

Telecommunications-24.94%
PT Indosat Tbk	3,822,000	1,938,693
PT Telekomunikasi Indonesia	17,856,560	9,306,965
		11,245,658

Tobacco-1.54%
PT Gudang Garam Tbk	654,500	694,371

Total Indonesia (Cost $28,384,045)		38,413,624

Hong Kong-0.91%

Apparel Manufacturers-0.91%
Ports Design Ltd. (Cost $123,796)	362,000	$411,586

India-2.29%

Banks-2.29%
Reliance Industries (ABN AMRO), Regulation S, ELN, warrants expiring 2/24/06 (Cost $729,657)	57,400	1,033,906

Singapore-2.16%

Engineering/R&D Services-2.16%
SembCorp Industries Ltd. (Cost $695,006)	547,520	973,772

Taiwan-1.87%

Electronic Components-Miscellaneous-1.87%
Chi Mei Optoelectronics Corp., GDR (Cost $1,009,780)	76,228	841,862

Thailand-1.82%

Banks-1.04%
Siam City Bank Public Company Ltd.	722,000	471,560

Building-Heavy Construction-0.78%
Italian-Thai Development Public Company Ltd.	1,469,000	350,571

Total Thailand (Cost $740,659)		822,131

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $31,682,943)		42,496,881

	Principal Amount (000’s)
SHORT-TERM INVESTMENT-9.57%

Grand Cayman-9.57%
Wells Fargo Bank N.A., overnight deposit, 3.06%, 10/03/05* (Cost $4,314,000)	$4,314	4,314,000

TOTAL INVESTMENTS-103.80% (Cost $35,996,943)		46,810,881

Liabilities in excess of cash and other assets-(3.80)%		(1,712,217)

NET ASSETS-100.00%		$45,098,664

†                                          Non-income producing security.

*                                         Variable rate account.  Rate resets on a daily basis; amounts are available on the same business day.

ELN                         Equity linked note.

GDR                       Global Depository Receipt.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.

Federal Income Tax Cost - At September 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $36,699,287, $11,849,716, $(1,738,122) and $10,111,594, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INDONESIA FUND, INC.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	November 29, 2005

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 29, 2005